Sales Revenues - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($)
Disclosure Of Net Sales [line items]
Number of customers with 10% or more of sales revenue | Customer	0	2
Sales revenues	$ 88,827	$ 81,405	$ 97,314
Customer One [member]
Disclosure Of Net Sales [line items]
Sales revenues		8,640	9,793
Customer Two [member]
Disclosure Of Net Sales [line items]
Sales revenues		$ 7,691	$ 8,146